Debt (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible debt - secured	$ 14,000	$ 1,749,764	$ 605,000
Convertible debt - net	12,849	354,057	273,739
Secured debt		0	187,500
Unsecured debt - net	4,007,475	1,208,689	78,249
Total debt	4,038,418	1,588,982	539,488
Less: current portion	(3,879,208)	(1,281,742)	(289,488)
Long term debt	159,210	307,240	250,000
Convertible Debt [Member]
Convertible debt - secured	14,000	1,749,764	605,000	897,500
Less: debt discount	(1,151)	(1,395,707)	(331,261)
Auto Loan [Member]
Secured debt	18,094	26,236	187,500	0
Unsecured Debt [Member]
Convertible debt - secured	4,041,809	2,380,315	78,249	30,000
Less: debt discount	(34,334)	(1,171,626)	0
Secured Debt [Member]
Convertible debt - secured		$ 0	$ 187,500	$ 0